Bonds and Loans - Composition of Bonds and Loans (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Debt Disclosure [Abstract]
Bonds	¥ 3,196,365	¥ 172,889
Short-term loans	500,002	18
Long-term loans	2,054,584	812,755
Total	5,750,951	985,662
Non-current	4,766,005	985,644
Current	¥ 984,946	¥ 18